                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00734

                             Van Kampen Harbor Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/06

Item 1. Report to Shareholders.

The Fund's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Harbor Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2006.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/06

                            A SHARES             B SHARES             C SHARES          I SHARES
                         since 11/15/56       since 12/20/91       since 10/26/93     since 3/23/05
---------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   5.75%                5.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception          9.32%      9.19%     7.92%      7.92%     6.88%      6.88%       7.25%

10-year                  7.43       6.79      6.79       6.79      6.61       6.61          --

5-year                   2.79       1.57      2.01       1.74      2.00       2.00          --

1-year                   8.27       2.07      7.47       2.47      7.47       6.47        8.54

6-month                  3.84      -2.10      3.46      -1.54      3.42       2.42        3.89
---------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and ten-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through [i] tax-exempt retirement plans with assets of at least $1 million [including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans], [ii] fee-based investment programs with assets of at least $1 million and [iii] institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

Merrill Lynch All Convertibles Index represents convertible securities. The Lipper Convertible Securities Fund Index represents the average performance of the 30 largest convertible securities mutual funds, as classified by Lipper, Inc. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006

MARKET CONDITIONS

The Federal Open Market Committee (the "Fed") continued to raise the federal funds target rate throughout the reporting period, implementing four increases over the six months ended June 30, 2006. These increases did not hold back the equity market in the first three months of the period, as small-capitalization and mid-capitalization stocks led a strong rally in spite of mounting inflation fears. However, evidence of an economic slowdown began to trouble investors in the second quarter of 2006, and equity markets gave back much of their gains from the first quarter.

The convertible securities market benefited from strength in the stock market, especially in the first quarter of 2006. The outperformance of small- and mid-capitalization stocks in the first few months of the year boosted the convertibles market, as many of these companies are significant issuers of convertible securities. Additionally, convertible hedge funds rebounded from an abysmal 2005, which helped stabilize the trading environment, and new issuance was steady during the period with several large deals coming to market. However, convertibles' performance weakened somewhat in the second quarter amid the stock market correction. As was the case in the bond market, speculative-grade convertibles (those with lower credit ratings) generally outperformed their higher-rated peers.

PERFORMANCE ANALYSIS

The fund returned 3.84 percent for the six months ended June 30, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the Merrill Lynch All Convertibles Index and the Lipper Convertible Securities Fund Index, returned 4.54 percent and 4.20 percent for the period, respectively.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006

----------------------------------------------------------------------------------------------
                                              MERRILL LYNCH ALL     LIPPER CONVERTIBLE
      CLASS A   CLASS B   CLASS C   CLASS I   CONVERTIBLES INDEX   SECURITIES FUND INDEX

       3.84%     3.46%     3.42%     3.89%          4.54%                  4.20%
----------------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The fund's underperformance relative to the Merrill benchmark was driven in large part by an overweighted position in the struggling consumer discretionary sector, as well as by our security selection in that area. While the fund benefited overall from having lower exposure to the weak financial services sector than the benchmark, security selection in the sector also hampered returns. Finally, stock-picking in the healthcare sector negatively impacted performance.

Several other positions were more beneficial for the fund's performance, however. The fund was overweighted relative to its benchmark in the surging energy sector. Returns were further bolstered by overweighted positions in information technology, as well as security selection in the industrials sector, particularly in the defense industry.

Over the course of the period, we took the opportunity to pare the number of holdings in the fund slightly by eliminating some very small positions. Most of the purchases we made were in the new issue market, where we took advantage of the increase in IPOs during the six-month period. We are positioning the fund for a market rebound in the 2nd half of this year by selectively increasing positions in more stock-sensitive names. We anticipate a continued recovery in pharmaceuticals and are maintaining our holdings in that group.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP TEN HOLDINGS AS OF 6/30/06
Walt Disney Co.                                                   2.0%
Williams Cos., Inc.                                               1.5
Church & Dwight Co., Inc.                                         1.5
TriQuint Semiconductor, Inc.                                      1.5
MetLife, Inc.                                                     1.5
Cooper Cameron Corp.                                              1.4
Fairchild Semiconductor Corp.                                     1.4
Thermo Electron Corporation                                       1.4
Teva Pharmaceutical Industries Ltd.                               1.4
Wyeth                                                             1.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/06
Pharmaceuticals                                                   8.9%
Semiconductors                                                    6.4
Health Care Equipment                                             4.9
Oil & Gas Equipment & Services                                    4.1
Biotechnology                                                     3.9
Aerospace & Defense                                               3.8
Broadcasting & Cable TV                                           3.5
Integrated Telecommunication Services                             3.2
Wireless Telecommunication Services                               2.6
Electronic Manufacturing Services                                 2.5
Hotels, Resorts & Cruise Lines                                    2.2
Investment Banking & Brokerage                                    2.2
Oil & Gas Refining & Marketing                                    2.1
Computer Storage & Peripherals                                    2.0
Entertainment                                                     2.0
Consumer Finance                                                  1.9
Multi-line Insurance                                              1.9
Retail                                                            1.9
Semiconductor Equipment                                           1.7
Communications Equipment                                          1.6
Household Products                                                1.5
Life & Health Insurance                                           1.5
Multi-Utilities                                                   1.5
Automobile Manufacturers                                          1.4
Casinos & Gaming                                                  1.3
Oil & Gas Exploration & Production                                1.3
Manufacturing                                                     1.2
Other Diversified Financial Services                              1.2
Thrifts & Mortgage Finance                                        1.2
Consumer Electronics                                              1.1
Health Care Facilities                                            1.1
Health Care Supplies                                              1.1
Internet Software & Services                                      1.1
Advertising                                                       1.0
Diversified Manufacturing                                         1.0
Specialty Stores                                                  1.0
Brokerage                                                         0.9
Construction & Engineering                                        0.9
Housewares & Specialties                                          0.9
Reinsurance                                                       0.9

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/06
                                       (continued from previous page)
Distillers & Vintners                                             0.8
Diversified Metals & Mining                                       0.8
Internet Retail                                                   0.8
Property & Casualty Insurance                                     0.8
Systems Software                                                  0.8
Consumer Products                                                 0.7
Tobacco                                                           0.7
Broadcasting                                                      0.6
Diversified Chemicals                                             0.6
Gas Utilities                                                     0.6
Integrated Oil & Gas                                              0.6
Application Software                                              0.5
Construction & Farm Machinery & Heavy Trucks                      0.5
Electronic Equipment Manufacturers                                0.5
Environmental & Facilities Services                               0.5
Apparel Retail                                                    0.4
Electric Utilities                                                0.4
Metal & Glass Containers                                          0.4
Real Estate Management & Development                              0.4
Wireline Communications                                           0.4
                                                                -----
Total Long-Term Investments                                      98.2%
Short-Term Investments                                            1.6
Other Assets in Excess of Liabilities                             0.2
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/06 - 6/30/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   1/1/06           6/30/06       1/1/06-6/30/06
Class A
  Actual......................................    $1,000.00        $1,038.42          $5.41
  Hypothetical................................     1,000.00         1,019.49           5.36
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,034.59           9.23
  Hypothetical................................     1,000.00         1,015.69           9.15
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,034.23           9.23
  Hypothetical................................     1,000.00         1,015.69           9.15
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,038.95           4.25
  Hypothetical................................     1,000.00         1,020.69           4.21
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.07%, 1.83%, 1.83% and 0.84% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 22, 2006, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS  70.4%
          ADVERTISING  0.5%
$1,400    Lamar Advertising Co. .......................       2.875%  12/31/10   $  1,650,250
                                                                                 ------------

          AEROSPACE & DEFENSE  3.8%
 2,700    Armor Holdings, Inc. (a)..................... 2.000/0.000   11/01/24      3,226,500
 1,950    Edo Corp. ...................................       4.000   11/15/25      1,908,562
 3,000    Lockheed Martin Corp. (Variable Rate
          Coupon)......................................       4.920   08/15/33      3,424,680
 4,500    L-3 Communications Corp. ....................       3.000   08/01/35      4,410,000
                                                                                 ------------
                                                                                   12,969,742
                                                                                 ------------
          APPAREL RETAIL  0.4%
 1,185    Charming Shoppes, Inc. ......................       4.750   06/01/12      1,461,994
                                                                                 ------------

          APPLICATION SOFTWARE  0.5%
 1,800    Sybase, Inc., 144A--Private Placement (b)....       1.750   02/22/25      1,741,500
                                                                                 ------------

          BIOTECHNOLOGY  3.9%
 4,550    Amgen, Inc., 144A--Private Placement (b).....       0.375   02/01/13      4,248,562
 3,250    Genzyme Corp. ...............................       1.250   12/01/23      3,392,188
 1,500    Invitrogen Corp. ............................       1.500   02/15/24      1,263,750
 2,400    MedImmune, Inc. .............................       1.000   07/15/23      2,406,000
 2,770    Oscient Pharmaceuticals Corp. ...............       3.500   04/15/11      1,845,512
                                                                                 ------------
                                                                                   13,156,012
                                                                                 ------------
          BROADCASTING  0.6%
 2,500    Sinclair Broadcast Group, Inc. ..............       6.000   09/15/12      2,175,000
                                                                                 ------------

          BROADCASTING & CABLE TV  3.5%
    50    Comcast Corp. (Variable Rate Coupon).........       2.000   10/15/29      2,025,000
 3,000    EchoStar Communications Corp. ...............       5.750   05/15/08      2,955,000
 1,200    Liberty Media Corp. .........................       0.750   03/30/23      1,279,500
 2,000    Liberty Media Corp. .........................       3.250   03/15/31      1,525,000
 2,000    Liberty Media Corp., 144A--Private Placement
          (b)..........................................       0.750   03/30/23      2,132,500
   540    Sirius Satellite Radio, Inc. ................       3.500   06/01/08      1,859,625
                                                                                 ------------
                                                                                   11,776,625
                                                                                 ------------
          BROKERAGE  0.9%
 3,250    Lehman Brothers Holdings, Inc. ..............       1.000   03/23/09      3,058,575
                                                                                 ------------

          CASINOS & GAMING  1.3%
 3,300    Scientific Games Corp., 144A--Private
          Placement (b)................................       0.750   12/01/24      4,302,375
                                                                                 ------------

          COMMUNICATIONS EQUIPMENT  1.6%
 2,200    Ciena Corp. .................................       3.750   02/01/08      2,114,750
 3,250    Juniper Networks, Inc. ......................        *      06/15/08      3,262,187
                                                                                 ------------
                                                                                    5,376,937
                                                                                 ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          COMPUTER STORAGE & PERIPHERALS  2.0%
$  900    Electronics for Imaging, Inc. ...............       1.500%  06/01/23   $    882,000
 2,000    Electronics for Imaging, Inc., 144A--Private
          Placement (b)................................       1.500   06/01/23      1,960,000
 1,990    Maxtor Corp. ................................       6.800   04/30/10      2,179,050
 1,200    Maxtor Corp., 144A--Private Placement (b)....       2.375   08/15/12      1,722,000
                                                                                 ------------
                                                                                    6,743,050
                                                                                 ------------
          CONSTRUCTION & FARM MACHINERY & HEAVY
          TRUCKS  0.6%
 1,950    Greenbrier Cos., Inc., 144A--Private
          Placement (b)................................       2.375   05/15/26      1,881,750
                                                                                 ------------

          CONSTRUCTION & ENGINEERING  0.9%
 1,720    Fluor Corp. .................................       1.500   02/15/24      2,913,250
                                                                                 ------------

          CONSUMER ELECTRONICS  1.1%
 3,000    Best Buy, Inc. ..............................       2.250   01/15/22      3,716,250
                                                                                 ------------

          CONSUMER FINANCE  0.9%
 3,000    SLM Corp. (Floating Rate Coupon).............       5.050   07/25/35      3,042,330
                                                                                 ------------

          CONSUMER PRODUCTS  0.7%
 2,600    Eastman Kodak Co. ...........................       3.375   10/15/33      2,531,750
                                                                                 ------------

          CONSUMER FINANCE  1.0%
 3,250    Emdeon Corp. ................................       3.125   09/01/25      3,367,812
                                                                                 ------------

          DIVERSIFIED MANUFACTURING  1.0%
 3,900    3M Co., LYON.................................        *      11/21/32      3,539,250
                                                                                 ------------

          ELECTRONIC EQUIPMENT MANUFACTURERS  0.5%
 1,950    Hutchinson Technology, Inc. .................       3.250   01/15/26      1,720,875
                                                                                 ------------

          ELECTRONIC MANUFACTURING SERVICES  1.6%
 3,900    Agere Systems, Inc. .........................       6.500   12/15/09      3,875,625
 2,100    Solectron Corp., Ser B.......................       0.500   02/15/34      1,580,250
                                                                                 ------------
                                                                                    5,455,875
                                                                                 ------------
          ENTERTAINMENT  2.0%
 6,000    Walt Disney Co. .............................       2.125   04/15/23      6,637,500
                                                                                 ------------

          ENVIRONMENTAL & FACILITIES SERVICES  0.3%
 1,050    Allied Waste Industries, Inc. ...............       4.250   04/15/34        971,250
                                                                                 ------------

          HEALTH CARE EQUIPMENT  4.9%
 2,400    Advanced Medical Optics, Inc. ...............       2.500   07/15/24      2,778,000
 3,250    American Medical Systems Holdings, Inc. .....       3.250   07/01/36      3,473,438
 1,800    Cytyc Corp. .................................       2.250   03/15/24      1,883,250

See Notes to Financial Statements                                             13

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          HEALTH CARE EQUIPMENT (CONTINUED)
$1,950    Greatbatch, Inc. ............................       2.250%  06/15/13   $  1,706,250
 2,100    Medtronic, Inc., Ser B.......................       1.250   09/15/21      2,092,125
 5,000    Thermo Electron Corporation..................       3.250   11/01/07      4,856,250
                                                                                 ------------
                                                                                   16,789,313
                                                                                 ------------
          HEALTH CARE FACILITIES  1.1%
   344    Manor Care, Inc. (a)......................... 2.125/1.875   08/01/35        387,000
 2,956    Manor Care, Inc., 144A--Private Placement (a)
          (b).......................................... 2.125/1.875   08/01/35      3,325,500
                                                                                 ------------
                                                                                    3,712,500
                                                                                 ------------
          HEALTH CARE SUPPLIES  1.1%
 3,400    Fisher Scientific International, Inc. .......       3.250   03/01/24      3,799,500
                                                                                 ------------

          HOTELS, RESORTS & CRUISE LINES  1.2%
 3,200    Hilton Hotels Corp. .........................       3.375   04/15/23      4,216,000
                                                                                 ------------

          HOUSEHOLD PRODUCTS  1.5%
 4,000    Church & Dwight Co., Inc., 144A--Private
          Placement (b)................................       5.250   08/15/33      5,060,000
                                                                                 ------------

          INTEGRATED TELECOMMUNICATION SERVICES  3.2%
 1,950    Broadwing Corp., 144A--Private Placement
          (b)..........................................       3.125   05/15/26      1,813,500
 1,625    Finisar Corp. ...............................       5.250   10/15/08      1,608,750
 2,210    Level 3 Communications, Inc. ................       6.000   09/15/09      1,939,275
 1,300    Level 3 Communications, Inc. ................       3.500   06/15/12      1,322,750
 2,600    SafeNet, Inc., 144A--Private Placement (b)...       2.500   12/15/10      2,268,500
 1,831    Time Warner Telecom, Inc. ...................       2.375   04/01/26      1,901,951
                                                                                 ------------
                                                                                   10,854,726
                                                                                 ------------
          INTERNET RETAIL  0.8%
 2,840    Amazon.com, Inc. ............................       4.750   02/01/09      2,737,050
                                                                                 ------------

          INTERNET SOFTWARE & SERVICES  1.1%
 1,000    Safeguard Scientifics, Inc. .................       2.625   03/15/24        757,500
   500    Safeguard Scientifics, Inc., 144A--Private
          Placement (b)................................       2.625   03/15/24        378,750
 1,600    Yahoo!, Inc. ................................        *      04/01/08      2,616,000
                                                                                 ------------
                                                                                    3,752,250
                                                                                 ------------
          MANUFACTURING  0.9%
 2,250    Actuant Corp. ...............................       2.000   11/15/23      3,020,625
                                                                                 ------------

          OIL & GAS EQUIPMENT & SERVICES  2.7%
 3,300    Cooper Cameron Corp. ........................       1.500   05/15/24      4,888,125
 2,205    Halliburton Co. .............................       3.125   07/15/23      4,432,050
                                                                                 ------------
                                                                                    9,320,175
                                                                                 ------------
          OIL & GAS EXPLORATION & PRODUCTION  0.2%
   600    McMoRan Exploration Co. .....................       5.250   10/06/11        726,000
                                                                                 ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          OIL & GAS REFINING & MARKETING  0.6%
$1,750    Cheniere Energy, Inc. .......................       2.250%  08/01/12   $  2,126,250
                                                                                 ------------

          PHARMACEUTICALS  7.0%
 4,000    Bristol-Myers Squibb Co. (Floating Rate
          Coupon)......................................       4.829   09/15/23      4,012,520
 1,950    Cubist Pharmaceuticals, Inc. ................       2.250   06/15/13      2,042,625
 2,275    Isis Pharmaceuticals, Inc. ..................       5.500   05/01/09      2,127,125
 1,300    MGI Pharma, Inc. (a)......................... 1.682/0.000   03/02/24        877,500
 3,000    NPS Pharmaceuticals, Inc. ...................       3.000   06/15/08      2,557,500
 4,030    Sciele Pharma, Inc. .........................       1.750   03/08/24      4,523,675
 3,250    Valeant Pharmaceuticals International........       3.000   08/16/10      2,847,813
 4,500    Wyeth, 144A--Private Placement (Floating Rate
          Coupon) (b)..................................       4.234   01/15/24      4,707,000
                                                                                 ------------
                                                                                   23,695,758
                                                                                 ------------
          RETAIL  1.9%
 3,000    Collegiate Pacific, Inc. ....................       5.750   12/01/09      2,947,500
 4,550    TJX Cos., Inc., LYON.........................        *      02/13/21      3,628,625
                                                                                 ------------
                                                                                    6,576,125
                                                                                 ------------
          SEMICONDUCTOR EQUIPMENT  2.2%
 1,500    Cymer, Inc., 144A--Private Placement (b).....       3.500   02/15/09      1,580,625
 1,625    International Rectifier Corp. ...............       4.250   07/15/07      1,604,688
 1,200    Teradyne, Inc. ..............................       3.750   10/15/06      1,197,000
 3,000    Veeco Instruments, Inc. .....................       4.125   12/21/08      2,932,500
                                                                                 ------------
                                                                                    7,314,813
                                                                                 ------------
          SEMICONDUCTORS  5.9%
 1,200    Cypress Semiconductor Corp. .................       1.250   06/15/08      1,369,500
   900    Cypress Semiconductor Corp., 144A--Private
          Placement (b)................................       1.250   06/15/08      1,027,125
 4,900    Fairchild Semiconductor Corp. ...............       5.000   11/01/08      4,857,125
   650    Intel Corp. .................................       2.950   12/15/35        550,063
 3,250    Intel Corp., 144A--Private Placement (b).....       2.950   12/15/35      2,750,313
 3,600    LSI Logic Corp., 144A--Private Placement
          (b)..........................................       4.000   05/15/10      3,676,500
 1,200    Pixelworks, Inc. ............................       1.750   05/15/24        849,000
 5,120    TriQuint Semiconductor, Inc. ................       4.000   03/01/07      5,056,000
                                                                                 ------------
                                                                                   20,135,626
                                                                                 ------------
          SYSTEMS SOFTWARE  0.8%
 2,600    Fair Isaac Corp., Ser B......................       1.500   08/15/23      2,668,250
                                                                                 ------------

          TOBACCO  0.7%
 2,275    Vector Group Ltd., 144A--Private Placement
          (Variable Rate Coupon) (b) (c)...............       3.875   06/15/26      2,408,656
                                                                                 ------------

          WIRELINE COMMUNICATIONS  0.4%
   813    Qwest Communications International, Inc. ....       3.500   11/15/25      1,235,760
                                                                                 ------------

See Notes to Financial Statements                                             15

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          yWireless Telecommunication Services  2.6%
$3,540    Nextel Communications........................       5.250%  01/15/10   $  3,438,225
   600    NII Holdings, Inc. ..........................       2.750   08/15/25        798,000
 2,100    NII Holdings, Inc. ..........................       2.875   02/01/34      4,625,250
                                                                                 ------------
                                                                                    8,861,475
                                                                                 ------------
          TOTAL DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS  70.4%.............    239,200,804
                                                                                 ------------
          FOREIGN CONVERTIBLE CORPORATE
          OBLIGATIONS  5.8%
 5,050    Carnival Corp. (Panama) (a).................. 1.132/0.000   04/29/33      3,314,062
 3,100    Flextronics International Ltd. (Singapore)...       1.000   08/01/10      2,898,500
 1,200    Lions Gate Entertainment Corp. (Canada)......       3.625   03/15/25      1,026,000
 3,600    OMI Corp. (Marshall Islands).................       2.875   12/01/24      3,352,500
 2,460    Schlumberger Ltd., Ser A (Netherland
          Antilles)....................................       1.500   06/01/23      4,477,200
 5,200    Teva Pharmaceutical Industries Ltd., Ser D
          (Israel).....................................       1.750   02/01/26      4,764,500
                                                                                 ------------
          TOTAL FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS.....................     19,832,762
                                                                                 ------------

DESCRIPTION                                                           SHARES        VALUE
---------------------------------------------------------------------------------------------
COMMON STOCKS  1.8%
MULTI-UTILITIES  1.5%
Williams Cos., Inc. ...............................................    221,347   $  5,170,666
                                                                                 ------------

OIL & GAS REFINING & MARKETING  0.3%
Valero Energy Corp. ...............................................     12,000        798,240
                                                                                 ------------

TOTAL COMMON STOCKS...........................................................      5,968,906
                                                                                 ------------

PREFERRED STOCK  0.3%
OIL & GAS REFINING & MARKETING  0.3%
Valero Energy Corp. ...............................................      6,500        858,813
                                                                                 ------------

CONVERTIBLE PREFERRED STOCKS  19.9%
ADVERTISING  0.5%
Interpublic Group of Cos., Inc., Ser B, 5.250%, 144A--Private
  Placement (b)....................................................      2,000      1,695,000
                                                                                 ------------

AUTOMOBILE MANUFACTURERS  1.4%
Ford Motor Co. Capital Trust II, 6.500%............................     76,500      2,126,700
General Motors Corp., Ser A, 4.500%................................    111,000      2,709,510
                                                                                 ------------
                                                                                    4,836,210
                                                                                 ------------
DISTILLERS & VINTNERS  0.8%
Constellation Brands, Inc., Ser A, 5.750%..........................     69,000      2,563,350
                                                                                 ------------

 16                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS  0.6%
Huntsman Corp., 5.000%......................................     54,100   $  2,101,785
                                                                          ------------

DIVERSIFIED METALS & MINING  0.8%
Freeport-McMoRan Copper & Gold, Inc., 5.500%................      2,250      2,819,531
                                                                          ------------

ELECTRIC UTILITIES  0.4%
PNM Resources, Inc., 6.750%.................................     30,650      1,504,915
                                                                          ------------

ENVIRONMENTAL & FACILITIES SERVICES  0.2%
Allied Waste Industries, Inc., Ser D, 6.250%................      1,934        609,210
                                                                          ------------

GAS UTILITIES  0.6%
Southern Union Co., 5.000%..................................     36,100      1,916,910
                                                                          ------------

HOUSEWARES & SPECIALTIES  0.9%
Newell Financial Trust I, 5.250%, QUIPS.....................     70,000      3,106,250
                                                                          ------------

INTEGRATED OIL & GAS  0.6%
Hess Corp., 7.000%, ACES....................................     15,300      2,030,310
                                                                          ------------

INVESTMENT BANKING & BROKERAGE  2.2%
Lazard Ltd., 6.625% (Bermuda)...............................    120,000      4,320,000
Lehman Brothers Holdings, Inc., Ser GIS, 6.250%, PIES.......    120,000      3,134,400
                                                                          ------------
                                                                             7,454,400
                                                                          ------------
LIFE & HEALTH INSURANCE  1.5%
MetLife, Inc., Ser B, 6.375%................................    180,000      4,962,600
                                                                          ------------

METAL & GLASS CONTAINERS  0.4%
Owens-Illinois, Inc., 4.750%................................     41,760      1,461,600
                                                                          ------------

MULTI-LINE INSURANCE  1.9%
Citigroup Funding, Inc., Ser GNW, 5.020% (Variable Rate
  Coupon)...................................................    138,000      4,540,200
Fortis Insurance NV, 7.750%, 144A--Private Placement
  (Netherlands) (b).........................................  1,500,000      1,946,670
                                                                          ------------
                                                                             6,486,870
                                                                          ------------
OIL & GAS EXPLORATION & PRODUCTION  1.1%
Chesapeake Energy Corp., 5.000%, 144A--Private Placement
  (b).......................................................     36,000      3,685,500
                                                                          ------------

OTHER DIVERSIFIED FINANCIAL SERVICES  1.2%
Lucent Technologies Capital Trust I, 7.750%.................      4,100      4,161,500
                                                                          ------------

PHARMACEUTICALS  0.5%
Schering-Plough Corp., 6.000%...............................     35,300      1,787,063
                                                                          ------------

PROPERTY & CASUALTY INSURANCE  0.8%
XL Capital Ltd., 6.500% (Cayman Islands)....................    134,500      2,807,015
                                                                          ------------

See Notes to Financial Statements                                             17

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST  0.4%
Simon Property Group, Inc., 6.000%..........................     20,600   $  1,411,100
                                                                          ------------

REINSURANCE  0.9%
Platinum Underwriter Holdings Ltd., Ser A, 6.000%
  (Bermuda).................................................    104,000      2,975,440
                                                                          ------------

SPECIALTY STORES  1.0%
United Rentals Trust I, 6.500%..............................     70,000      3,325,000
                                                                          ------------

THRIFTS & MORTGAGE FINANCE  1.2%
Fannie Mae, 5.375%..........................................         45      4,179,448
                                                                          ------------

TOTAL CONVERTIBLE PREFERRED STOCKS  19.9%..............................     67,881,007
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  98.2%
  (Cost $317,872,273)..................................................    333,742,292

REPURCHASE AGREEMENT  1.6%
State Street Bank & Trust Co. ($5,333,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.10%, dated 06/30/06, to be sold on 07/03/06 at $5,335,267)
  (Cost $5,333,000)....................................................      5,333,000
                                                                          ------------

TOTAL INVESTMENTS  99.8%
  (Cost $323,205,273)..................................................    339,075,292
OTHER ASSETS IN EXCESS OF LIABILITIES  0.2%............................        601,384
                                                                          ------------

NET ASSETS  100.0%.....................................................   $339,676,676
                                                                          ============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) Security purchased on a when-issued or delayed delivery basis.

ACES--Automatically Convertible Equity Securities

LYON--Liquid Yield Option Note

PIES--Premium Income Exchangeable Securities

QUIPS--Quarterly Income Preferred Securities

 18                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2006 (Unaudited)

ASSETS:
Total Investments (Cost $323,205,273).......................  $339,075,292
Cash........................................................           837
Receivables:
  Investments Sold..........................................     2,822,029
  Interest..................................................     1,624,395
  Dividends.................................................       154,411
  Fund Shares Sold..........................................        67,665
Other.......................................................       131,873
                                                              ------------
    Total Assets............................................   343,876,502
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     3,105,689
  Fund Shares Repurchased...................................       399,147
  Distributor and Affiliates................................       156,320
  Investment Advisory Fee...................................       152,837
Trustees' Deferred Compensation and Retirement Plans........       204,029
Accrued Expenses............................................       181,804
                                                              ------------
    Total Liabilities.......................................     4,199,826
                                                              ------------
NET ASSETS..................................................  $339,676,676
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $348,451,610
Net Unrealized Appreciation.................................    15,870,019
Accumulated Undistributed Net Investment Income.............     3,050,185
Accumulated Net Realized Loss...............................   (27,695,138)
                                                              ------------
NET ASSETS..................................................  $339,676,676
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $301,147,678 and 20,356,325 shares of
    beneficial interest issued and outstanding).............  $      14.79
    Maximum sales charge (5.75%* of offering price).........           .90
                                                              ------------
    Maximum offering price to public........................  $      15.69
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $28,293,917 and 1,916,848 shares of
    beneficial interest issued and outstanding).............  $      14.76
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $9,840,970 and 660,886 shares of
    beneficial interest issued
    and outstanding)........................................  $      14.89
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $394,111 and 26,640 shares of beneficial
    interest issued
    and outstanding)........................................  $      14.79
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             19

VAN KAMPEN HARBOR FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 4,331,762
Dividends...................................................    2,273,882
                                                              -----------
    Total Income............................................    6,605,644
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      966,549
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, and C of $375,929, $155,422, and $52,822,
  respectively).............................................      584,173
Shareholder Services........................................      289,302
Trustees' Fees and Related Expenses.........................       19,770
Custody.....................................................       16,028
Legal.......................................................        7,173
Other.......................................................      163,604
                                                              -----------
    Total Expenses..........................................    2,046,599
    Less Credits Earned on Cash Balances....................       18,857
                                                              -----------
    Net Expenses............................................    2,027,742
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 4,577,902
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $10,383,990
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   17,287,291
  End of the Period.........................................   15,870,019
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,417,272)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 8,966,718
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $13,544,620
                                                              ===========

 20                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2006      DECEMBER 31, 2005
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................    $  4,577,902        $  9,938,642
Net Realized Gain.....................................      10,383,990          12,872,959
Net Unrealized Depreciation During the Period.........      (1,417,272)        (23,169,952)
                                                          ------------        ------------
Change in Net Assets from Operations..................      13,544,620            (358,351)
                                                          ------------        ------------

Distributions from Net Investment Income:
  Class A Shares......................................      (5,244,069)        (11,361,849)
  Class B Shares......................................        (404,837)         (1,030,228)
  Class C Shares......................................        (136,356)           (333,044)
  Class I Shares......................................          (5,538)             (2,290)
                                                          ------------        ------------
Total Distributions...................................      (5,790,800)        (12,727,411)
                                                          ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...       7,753,820         (13,085,762)
                                                          ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................       7,160,597          12,700,417
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................       4,755,613          10,481,817
Cost of Shares Repurchased............................     (38,840,440)        (80,356,271)
                                                          ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....     (26,924,230)        (57,174,037)
                                                          ------------        ------------
TOTAL DECREASE IN NET ASSETS..........................     (19,170,410)        (70,259,799)
NET ASSETS:
Beginning of the Period...............................     358,847,086         429,106,885
                                                          ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $3,050,185 and $4,263,083,
  respectively).......................................    $339,676,676        $358,847,086
                                                          ============        ============

See Notes to Financial Statements                                             21

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                   YEAR ENDED DECEMBER 31,
CLASS A SHARES                   JUNE 30,     ------------------------------------------------
                                   2006        2005      2004      2003      2002       2001
                                --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................    $14.50      $14.93    $14.03    $12.02    $ 14.06    $ 17.55
                                  ------      ------    ------    ------    -------    -------
  Net Investment Income.......       .20(a)      .39(a)    .38       .41        .40        .44
  Net Realized and Unrealized
    Gain/Loss.................       .34        (.32)      .96      2.04      (2.00)     (2.95)
                                  ------      ------    ------    ------    -------    -------
Total from
  Investment Operations.......       .54         .07      1.34      2.45      (1.60)     (2.51)
                                  ------      ------    ------    ------    -------    -------
Less:
  Distributions from Net
    Investment Income.........       .25         .50       .44       .44        .44        .41
  Distributions from Net
    Realized Gain.............       -0-         -0-       -0-       -0-        -0-        .57
                                  ------      ------    ------    ------    -------    -------
Total Distributions...........       .25         .50       .44       .44        .44        .98
                                  ------      ------    ------    ------    -------    -------
NET ASSET VALUE, END OF
  THE PERIOD..................    $14.79      $14.50    $14.93    $14.03    $ 12.02    $ 14.06
                                  ======      ======    ======    ======    =======    =======

Total Return (b)..............     3.84%*       .45%     9.73%    20.76%    -11.47%    -14.38%
Net Assets at End of the
  Period (In millions)........    $301.1      $314.4    $367.2    $375.7    $ 349.8    $ 457.4
Ratio of Expenses to Average
  Net Assets (c)..............     1.07%       1.07%     1.04%     1.04%      1.02%       .99%
Ratio of Net Investment Income
  to Average Net Assets.......     2.69%       2.69%     2.58%     3.13%      3.03%      2.89%
Portfolio Turnover............       46%*        69%       74%      127%        97%       115%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the six months ended June 30, 2006.

 22                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX MONTHS
                                 ENDED                    YEAR ENDED DECEMBER 31,
CLASS B SHARES                  JUNE 30,     --------------------------------------------------
                                  2006        2005      2004      2003       2002        2001
                               ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................   $14.46      $14.90    $14.00    $11.98    $  13.99    $  17.45
                                 ------      ------    ------    ------    --------    --------
  Net Investment Income.......      .14(a)      .27(a)    .29       .32         .31         .33
  Net Realized and Unrealized
    Gain/Loss.................      .36        (.32)      .94      2.02       (2.00)      (2.94)
                                 ------      ------    ------    ------    --------    --------
Total from Investment
  Operations..................      .50        (.05)     1.23      2.34       (1.69)      (2.61)
                                 ------      ------    ------    ------    --------    --------
Less:
  Distributions from Net
    Investment Income.........      .20         .39       .33       .32         .32         .28
  Distributions from Net
    Realized Gain.............      -0-         -0-       -0-       -0-         -0-         .57
                                 ------      ------    ------    ------    --------    --------
Total Distributions...........      .20         .39       .33       .32         .32         .85
                                 ------      ------    ------    ------    --------    --------
NET ASSET VALUE, END OF THE
  PERIOD......................   $14.76      $14.46    $14.90    $14.00    $  11.98    $  13.99
                                 ======      ======    ======    ======    ========    ========

Total Return (b)..............    3.46%*      -.31%     8.93%    19.83%     -12.14%     -15.06%
Net Assets at End of the
  Period (In millions)........   $ 28.3      $ 33.1    $ 47.4    $ 53.5    $   52.2    $   74.9
Ratio of Expenses to Average
  Net Assets (c)..............    1.83%       1.83%     1.80%     1.81%       1.78%       1.75%
Ratio of Net Investment Income
  to Average Net Assets.......    1.92%       1.91%     1.82%     2.36%       2.27%       2.12%
Portfolio Turnover............      46%*        69%       74%      127%         97%        115%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the six months ended June 30, 2006.

See Notes to Financial Statements                                             23

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                   YEAR ENDED DECEMBER 31,
CLASS C SHARES                   JUNE 30,     ------------------------------------------------
                                   2006        2005      2004      2003      2002       2001
                                --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................    $14.59      $15.02    $14.12    $12.08    $ 14.10    $ 17.58
                                  ------      ------    ------    ------    -------    -------
  Net Investment Income.......       .14(a)      .28(a)    .28       .31        .30        .32
  Net Realized and Unrealized
    Gain/Loss.................       .36        (.32)      .95      2.05      (2.00)     (2.95)
                                  ------      ------    ------    ------    -------    -------
Total from Investment
  Operations..................       .50        (.04)     1.23      2.36      (1.70)     (2.63)
                                  ------      ------    ------    ------    -------    -------
Less:
  Distributions from Net
    Investment Income.........       .20         .39       .33       .32        .32        .28
  Distributions from Net
    Realized Gain.............       -0-         -0-       -0-       -0-        -0-        .57
                                  ------      ------    ------    ------    -------    -------
Total Distributions...........       .20         .39       .33       .32        .32        .85
                                  ------      ------    ------    ------    -------    -------
NET ASSET VALUE, END OF THE
  PERIOD......................    $14.89      $14.59    $15.02    $14.12    $ 12.08    $ 14.10
                                  ======      ======    ======    ======    =======    =======

Total Return (b)..............     3.42%*      -.24%     8.85%    19.83%    -12.11%    -15.06%
Net Assets at End of the
  Period (In millions)........    $  9.8      $ 11.2    $ 14.5    $ 14.7    $  12.9    $  16.9
Ratio of Expenses to Average
  Net Assets (c)..............     1.83%       1.83%     1.80%     1.81%      1.78%      1.75%
Ratio of Net Investment Income
  to Average Net Assets.......     1.92%       1.92%     1.82%     2.36%      2.27%      2.12%
Portfolio Turnover............       46%*        69%       74%      127%        97%       115%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the six months ended June 30, 2006.

 24                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             SIX MONTHS     MARCH 23, 2005
                                                               ENDED       (COMMENCEMENT OF
CLASS I SHARES                                                JUNE 30,      OPERATIONS) TO
                                                                2006       DECEMBER 31, 2005
                                                             -------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................   $14.50           $14.17
                                                               ------           ------
  Net Investment Income (a).................................      .23              .33
  Net Realized and Unrealized Gain..........................      .33              .40
                                                               ------           ------
Total from Investment Operations............................      .56              .73
Less Distributions from Net Investment Income...............      .27              .40
                                                               ------           ------
NET ASSET VALUE, END OF THE PERIOD..........................   $14.79           $14.50
                                                               ======           ======

Total Return (b)............................................   3.89%*           5.21%*
Net Assets at End of the Period (In millions)...............   $   .4           $   .1
Ratio of Expenses to Average Net Assets (c).................     .84%             .84%
Ratio of Net Investment Income to Average Net Assets........    2.89%            3.10%
Portfolio Turnover..........................................     46%*              69%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the six months ended June 30, 2006.

See Notes to Financial Statements                                             25

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Harbor Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide current income, capital appreciation, and conservation of capital. The Fund's investment adviser seeks to achieve the Fund's investment objective by investing principally in a portfolio of debt securities, primarily convertible bonds and convertible preferred stocks. The Fund commenced investment operations on November 15, 1956. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. Unlisted convertible securities are valued at the mean of the bid and asked prices. Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At June 30, 2006, the Fund had $2,310,750 of when-issued or delayed delivery, purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $11,771,017. At December 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $38,079,127 which will expire on December 31, 2010.

    At June 30, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $323,980,069
                                                                ============
Gross tax unrealized appreciation...........................    $ 27,479,870
Gross tax unrealized depreciation...........................     (12,384,647)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 15,095,223
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2005 was as follows:

Distributions paid from:
  Ordinary income...........................................    $12,727,411
  Long-term capital gain....................................            -0-
                                                                -----------
                                                                $12,727,411
                                                                ===========

    As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $6,667,631
Undistributed long-term capital gains.......................           -0-

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

    Net realized gains and losses my differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to book to tax amortization differences.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2006, the Fund's custody and accounting fees were reduced by $11,691 and $7,166, respectively, as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                     % PER ANNUM
First $350 million..........................................    .55%
Next $350 million...........................................    .50%
Next $350 million...........................................    .45%
Over $1.05 billion..........................................    .40%

    For the six months ended June 30, 2006, the Fund recognized expenses of approximately $7,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended June 30, 2006, the Fund recognized expenses of approximately $20,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2006, the Fund recognized expenses of approximately $212,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $105,000 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2006, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $16,100 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $40,500. Sales charges do not represent expenses of the Fund.

    At June 30, 2006, Morgan Stanley Investment Management Inc., an affiliate of the a Adviser, owned 681 shares of Class I.

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2006 and the year ended December 31, 2005, transactions were as follows:

                                               FOR THE                       FOR THE
                                           SIX MONTHS ENDED                 YEAR ENDED
                                            JUNE 30, 2006               DECEMBER 31, 2005
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Sales:
  Class A...........................     357,127    $  5,352,265       700,242    $ 10,057,850
  Class B...........................      67,508       1,010,226       123,221       1,772,876
  Class C...........................      31,747         478,944        53,923         781,072
  Class I...........................      21,138         319,162         6,247          88,619
                                      ----------    ------------    ----------    ------------
Total Sales.........................     477,520    $  7,160,597       883,633    $ 12,700,417
                                      ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A...........................     289,599    $  4,258,099       642,623    $  9,247,413
  Class B...........................      25,397         372,926        65,628         942,135
  Class C...........................       8,039         119,050        20,022         289,979
  Class I...........................         379           5,538           159           2,290
                                      ----------    ------------    ----------    ------------
Total Dividend Reinvestment.........     323,414    $  4,755,613       728,432    $ 10,481,817
                                      ==========    ============    ==========    ============
Repurchases:
  Class A...........................  (1,977,759)   $(29,582,866)   (4,253,317)   $(61,088,056)
  Class B...........................    (467,468)     (6,983,612)   (1,078,843)    (15,434,205)
  Class C...........................    (149,771)     (2,258,055)     (265,767)     (3,830,668)
  Class I...........................      (1,052)        (15,907)         (231)         (3,342)
                                      ----------    ------------    ----------    ------------
Total Repurchases...................  (2,596,050)   $(38,840,440)   (5,598,158)   $(80,356,271)
                                      ==========    ============    ==========    ============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended June 30, 2006, the Fund received redemption fees of approximately $20, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $158,197,764 and $181,238,419, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $1,630,300 and $214,900 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative suit which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss the action described in the next paragraph. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the action described in the next paragraph. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above.

    The derivative plaintiff in the action described in the preceding paragraph filed a separate derivative action against the Adviser, certain affiliates of the Adviser, the individual trustees of certain Van Kampen funds, and certain unaffiliated entities. The named investment companies, including the Fund, were listed as nominal defendants. The complaint alleged that certain unaffiliated entities engaged in or facilitated market timing and late trading in the Van Kampen funds, and that the Adviser, certain affiliates of the Adviser, and the trustees failed to prevent and/or detect such market timing and late trading. The complaint sought, among other things, the removal of the current trustees of the funds,

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

rescission of the management contracts and distribution plans for the funds, disgorgement of fees and profits from the Adviser and its affiliates, and monetary damages. The court initially granted in part and denied in part defendants' motion to dismiss this complaint. The defendants moved the court to reconsider those claims it denied. The plaintiff thereafter voluntarily dismissed the independent trustees from the action without prejudice. On June 14, 2006, the court entered an order granting defendants' motion for reconsideration and dismissing all claims in the action.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN HARBOR FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER, & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Harbor Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Harbor Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Harbor Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  11, 111, 211
                                                                  HAR SAR 8/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-02154P-Y06/06

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Harbor Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 10, 2006


By: /s/ Phillip G. Goff
    ---------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 10, 2006